Cover	Sep. 16, 2021
Cover [Abstract]
Entity Registrant Name	DESEO SWIMWEAR INC
Entity Central Index Key	0001670196
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 16, 2021
Entity Ex Transition Period	false
Entity File Number	333-210419
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-3812711
Entity Address Address Line 1	1653 Chatsworth Blvd
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92107
City Area Code	1-800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	390-3013
Security 12b Title	Common Shares
Trading Symbol	DSWR